Assets Held for Sale (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property, plant and equipment	24,390	25,847